Significant Accounting Policies (Details) - Schedule of revenue by timing of revenue recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of revenue by timing of revenue recognition [Abstract]
Products and services transferred over time	$ 2,251,416	$ 2,072,841	$ 1,697,312
Products transferred at a point in time	320,941	331,535	236,606
Total	$ 2,572,357	$ 2,404,376	$ 1,933,918